Assets classified as held for sale (Tables)	12 Months Ended
Jun. 30, 2024
Subclassifications of assets, liabilities and equities [abstract]
Schedule of assets held for sale

		Year Ended June 30
(US dollars in thousands)	% Owned	2024	2023	2022
Kenshaw Solar Pty Ltd (formerly J.A. Martin Electrical Pty Limited) - ex solar	100%	-	-	8,214
KESW EL Pty Ltd (formerly Kenshaw Electrical Pty Ltd)		5,479	-	-
Total		5,479	-	8,214